GENERAL - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 22,812	$ 8,638	$ 7,886
Bank deposits	22,736	$ 54,010
Marketable securities	$ 8,855